UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Coatue Management, LLC
Address:    9 West 57th Street
            New York, NY 10019


13F File Number: 028-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Philippe Laffont
Title:      Managing Member
Phone:      (212) 715-5100

Signature, Place and Date of Signing:


/s/Philippe Laffont              New York, NY               November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $3,213,899
                                           (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name
---   --------------------    ------------------------------
1.    028-12788               Coatue Offshore Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                       COATUE MANAGEMENT, LLC
                                                         September 30, 2010
COLUMN 1                          COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6    COL 7        COLUMN 8

                                                             VALUE     SHRS OR    SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x1000)   PRN AMT    PRN CALL   DISCRETION   MNGRS  SOLE       SHR NONE
--------------                 --------------    -----       -------   -------    --- ----   ----------   -----  ----       --- ----
ACME PACKET INC                COM              004764106    57,945     1,527,278 SH         Defined      1       1,527,278 0   0
AMAZON COM INC                 COM              023135106    41,469       264,032 SH         Defined      1         264,032 0   0
AMERICAN SUPERCONDUCTOR CORP   COM              030111108    35,686     1,147,464 SH         Defined      1       1,147,464 0   0
AMERICAN TOWER CORP            CL A             029912201   115,407     2,251,404 SH         Defined      1       2,251,404 0   0
APPLE INC                      COM              037833100   431,061     1,519,159 SH         Defined      1       1,519,159 0   0
ARUBA NETWORKS INC             COM              043176106    37,144     1,740,592 SH         Defined      1       1,740,592 0   0
ASSURED GUARANTY LTD           COM              G0585R106    18,694     1,092,565 SH         Defined      1       1,092,565 0   0
ASSURED GUARANTY LTD           COM              G0585R106    17,110     1,000,000     PUT    Defined      1       1,000,000 0   0
BAIDU INC                      SPON ADR REP A   056752108   218,058     2,124,911 SH         Defined      1       2,124,911 0   0
CIENA CORP                     COM NEW          171779309    50,317     3,231,669 SH         Defined      1       3,231,669 0   0
CITRIX SYS INC                 COM              177376100   267,199     3,915,578 SH         Defined      1       3,915,578 0   0
CONCUR TECHNOLOGIES INC        COM              206708109    26,738       540,821 SH         Defined      1         540,821 0   0
CROWN CASTLE INTL CORP         COM              228227104   167,996     3,805,120 SH         Defined      1       3,805,120 0   0
F5 NETWORKS INC                COM              315616102   330,496     3,183,660 SH         Defined      1       3,183,660 0   0
GOOGLE INC                     CL A             38259P508   264,100       502,292 SH         Defined      1         502,292 0   0
INTERDIGITAL INC               COM              45867G101       264         8,900 SH         Defined      1           8,900 0   0
INTERNATIONAL RECTIFIER CORP   COM              460254105    46,117     2,186,672 SH         Defined      1       2,186,672 0   0
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205       214         9,000 SH         Defined      1           9,000 0   0
NETAPP INC                     COM              64110D104   189,361     3,803,195 SH         Defined      1       3,803,195 0   0
NETFLIX INC                    COM              64110L106    34,864       215,000 SH         Defined      1         215,000 0   0
NETLOGIC MICROSYSTEMS INC      COM              64118B100    51,985     1,884,888 SH         Defined      1       1,884,888 0   0
NEUTRAL TANDEM INC             COM              64128B108     9,227       772,143 SH         Defined      1         772,143 0   0
NUTRI SYS INC NEW              COM              67069D108    11,828       614,747 SH         Defined      1         614,747 0   0
NVIDIA CORP                    COM              67066G104     4,254       364,138 SH         Defined      1         364,138 0   0
PLANTRONICS INC NEW            COM              727493108       240         7,100 SH         Defined      1           7,100 0   0
QUALCOMM INC                   COM              747525103   456,476    10,114,139 SH         Defined      1      10,114,139 0   0
SBA COMMUNICATIONS CORP        COM              78388J106    75,819     1,881,359 SH         Defined      1       1,881,359 0   0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107    49,851     4,233,616 SH         Defined      1       4,233,616 0   0
SKECHERS U S A INC             CL A             830566105    25,682     1,093,323 SH         Defined      1       1,093,323 0   0
SOLARWINDS INC                 COM              83416B109    22,275     1,290,551 SH         Defined      1       1,290,551 0   0
STEC INC                       COM              784774101     6,029       484,250 SH         Defined      1         484,250 0   0
SUCCESSFACTORS INC             COM              864596101    15,382       612,584 SH         Defined      1         612,584 0   0
TD AMERITRADE HLDG CORP        COM              87236Y108    63,339     3,921,890 SH         Defined      1       3,921,890 0   0
TECHTARGET INC                 COM              87874R100     1,939       369,258 SH         Defined      1         369,258 0   0
UTSTARCOM INC                  COM              918076100     6,967     3,210,529 SH         Defined      1       3,210,529 0   0
VEECO INSTRS INC DEL           COM              922417100    10,461       300,000 SH         Defined      1         300,000 0   0
WESTERN DIGITAL CORP           COM              958102105    51,906     1,828,305 SH         Defined      1       1,828,305 0   0

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